Note 16 - Financial Instruments - Fair Value of Company's Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Vessels held for sale, impairment loss		$ 4,595,819	$ 5,924,668
Other investment, impairment loss			4,421,452
Investment in joint venture, impairment loss			14,071,075
Vessel profit participating liability	1,067,500	1,297,100
Fair Value, Measurements, Nonrecurring [Member]
Other investment, fair value			4,000,000
Other investment, impairment loss			4,421,452
Investment in joint venture, fair value			0
Investment in joint venture, impairment loss			14,071,075
Vessel profit participating liability	1,067,500	1,297,100
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Other investment, fair value
Vessel profit participating liability
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Other investment, fair value
Vessel profit participating liability	1,067,500	1,297,100
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Other investment, fair value			4,000,000
Investment in joint venture, fair value			0
Vessel profit participating liability
Vessels [Member] | Fair Value, Measurements, Nonrecurring [Member]
Vessels held for sale, fair value		5,000,000	2,946,923
Vessels held for sale, impairment loss		4,595,819	5,924,668
Vessels [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Vessels held for sale, fair value
Vessels [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Vessels held for sale, fair value		5,000,000	2,946,923
Vessels [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Vessels held for sale, fair value